Employee Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 30,045	$ 37,759
Service cost	107	124	$ 112
Interest cost	867	895	929
Plan participants' contributions	24	24
Expenses	0	0	(8)
Benefits paid	(177)	(3,049)
Actuarial loss/(gain)	4,756	(3,844)
Foreign currency exchange rate changes	1,414	(1,864)
Benefit obligation at end of year	37,036	30,045	37,759
Switzerland
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	5,279	5,927
Service cost	115	138	243
Interest cost	40	47	54
Plan participants' contributions	67	83
Settlement	0	(409)
Prior service cost	0	(8)
Benefits paid	(72)	(77)
Actuarial loss/(gain)	1,479	(372)
Foreign currency exchange rate changes	139	(50)
Benefit obligation at end of year	$ 7,047	$ 5,279	$ 5,927